Short-Term Borrowings	3 Months Ended
Mar. 31, 2025
Short-Term Borrowings [Abstract]
Short-term borrowings
(16)	Short-term borrowings

The Group has a loan agreement with Bellevue Capital Management Europe AG and as of March 31, 2025, the outstanding balance was $860,000 (3.00% interest rate at March 31, 2025), which matures in March 2025.

The Group has multiple loan agreements with an individual and as of March 31, 2025, the outstanding balance was $1,034,657 (0% interest rate at March 31, 2025), which mature various dates in 2025.

The Group has a loan agreement with Dukseong Co.,Ltd and as of March 31, 2025, the outstanding balance was $800,000 (7.00% interest rate at March 31, 2025), which matures in July 2025.

The Group has a loan agreement with BGLSI and as of March 31, 2025, the outstanding balance was $1,628,000 (0% interest rate at March 31, 2025), which matures in July 2025.

The Group has multiple loan agreements with an individual and as of March 31, 2025, the outstanding balance was $135,000 (0% interest rate at March 31, 2025), which mature various dates in 2025.

The Group has a loan agreement with Bellevue Capital Management Europe AG and as of December 31, 2024, the outstanding balance was $600,000 (3.00% interest rate at December 31, 2024), which matures in March 2025.

The Group has a loan agreement with Bellevue Capital Management Europe AG and as of December 31, 2024, the outstanding balance was $260,000 (3.00% interest rate at December 31, 2024), which matures in July 2025.

The Group has a loan agreement with Bellevue Life Sciences Acquisition Corp. and as of December 31, 2024, the outstanding balance was $300,000 (3.96% interest rate at December 31, 2024), which matures in October 2025.

The Group has a loan agreement with an individual and as of December 31, 2024, the outstanding balance was $50,000 (7.00% interest rate at December 31, 2024), which matures in December 2025.

The Group has multiple loan agreements with an individual and as of December 31, 2024, the outstanding balance was $408,163 (0% interest rate at December 31, 2024), which mature various dates in 2025.